Expense Example, No Redemption - FT Vest Emerging Markets Buffer ETF - September - FT Vest Emerging Markets Buffer ETF - September	Sep. 20, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	$ 303